Related party transactions - Secured convertible debenture (Details) - USD ($)	Nov. 03, 2021	Dec. 31, 2022	Nov. 03, 2022	Mar. 15, 2022	Mar. 14, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Principal amount of loan receivable					$ 6,559,294
Loans and Borrowings				$ 6,582,980		$ 6,716,190
Interest rate		3.00%				1.00%
Secured convertible debenture
Disclosure of transactions between related parties [line items]
Loans and Borrowings	$ 6,716,190
Interest rate	1.00%		1.00%
Halo Collective, Inc
Disclosure of transactions between related parties [line items]
Loans and Borrowings						$ 6,716,190	$ 4,688,226
Interest rate						1.00%
Halo Collective, Inc | Secured convertible debenture
Disclosure of transactions between related parties [line items]
Principal amount of loan receivable	$ 6,559,294					$ 6,559,294
Loans and Borrowings						$ 10,423
Loan term	6 months